SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES
Summary of significant related party transactions

		For the year ended December 31
	Notes	2018	2019	2020

Sales of goods and services rendered:

Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	11,320,015	13,612,817	13,986,223
Associates of Chinalco		897,642	514,414	520,485
Joint ventures		4,462,670	5,676,548	6,694,824
Associates		2,626,780	3,812,565	9,232,432
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	42,298

		19,307,107	23,616,344	30,476,262

Sales of utility to:	(ii)
Chinalco and its subsidiaries	(ix)	620,552	687,290	1,104,542
Associates of Chinalco		15,719	4,062	3,268
Joint ventures		186,672	263,436	470,984
Associates		24,309	35,650	18,568

		847,252	990,438	1,597,362

Provision of engineering, construction and supervisory services to:
Chinalco and its subsidiaries		5,981	—	—
Joint ventures		—	—	—
Associates		1,725	—	—
		7,706	—	—
Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	31,551	52,571	39,284
Associates of Chinalco		—	65	237
Joint ventures		1,545	1,967	1,426
Associates		1,511	775	365

		34,607	55,378	41,312

Purchases of goods and services:

Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	2,088,338	2,949,866	1,755,092
Associates of Chinalco		—	—	265
Joint ventures		2,100	69,332	—
Associates		405,993	218,616	12,233

		2,496,431	3,237,814	1,767,590

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	312,062	309,180	475,532

		312,062	309,180	475,532

Purchases of primary and auxiliary materials, equipment and finished goods from:
Chinalco and its subsidiaries	(iv)	3,513,420	8,161,223	6,266,563
Associates of Chinalco	(ix)	18,917	18	2,586
Joint ventures		8,182,251	2,647,234	5,501,158
Associates		2,108,072	1,893,449	10,576,907
Non-controlling shareholder of a subsidiary and its subsidiaries		—	—	30,101

		13,822,660	12,701,924	22,377,315

Purchases of utility services from:	(ii)
Chinalco and its subsidiaries	(ix)	992,827	763,812	650,921
Associates of Chinalco		96,510	100,835	85,469
Joint ventures		26,269	280,523	443,290
Associates		77,432	8,326	—
		1,193,038	1,153,496	1,179,680
Purchases of other services by:	(vii)
A joint venture		226,280	272,220	373,655
		226,280	272,220	373,655

Rental expenses /lease liabilities payments for buildings and land use rights charged by:	(vi)
Chinalco and its subsidiaries	(ix)	501,866	499,191	661,888
		501,866	499,191	661,888

		For the year ended December 31
	Notes	2018	2019	2020

Other significant related party transactions:

Borrowing from subsidiaries of Chinalco	(viii), (ix)	6,525,000	3,890,000	1,925,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		143,415	141,991	87,985

Investment in subsidiaries of Chinalco		—	2,137,608	—

Disposal of aluminum capacity quota to a subsidiary of Chinalco		—	800,000	—

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(x)	224,000	500,000	—

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(x), (ix)	224,000	558,924	—

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	470,101	136,656	—

Discounted notes receivable to a subsidiary of Chinalco	(viii)	756,000	679,517	36,750

Provision of financial guarantees to a joint venture		12,450	12,450	—

Summary of outstanding balances with related entities

	December 31, 2019	December 31, 2020
Cash and cash equivalents deposited with
A subsidiary of Chinalco *	3,285,093	3,561,997

Trade and notes receivables
Chinalco and its subsidiaries	1,054,168	760,138
Associates of Chinalco	6,034	56,107
Joint ventures	788,183	743,369
Associates	25	107
	1,848,410	1,559,721

Provision for impairment of receivables	(17,815)	(74,668)

	1,830,595	1,485,053

*       On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015, October 26, 2017 and April 27, 2020, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending on October 25, 2023.

	December 31, 2019	December 31, 2020
Other current assets	(Restated)
Chinalco and its subsidiaries	421,805	268,321
Joint ventures	1,503,505	1,416,094
Associates	47,743	433,453
Non-controlling shareholder of a subsidiary and its subsidiaries	—	1,200
Provision for impairment of other current assets	(30,509)	(422,089)

	1,942,544	1,696,979

Other non-current assets
Associates	111,845	111,845

Interest-bearing loans and borrowings:
Subsidiaries of Chinalco (including lease liabilities)	9,857,187	8,887,422

Trade and notes payables
Chinalco and its subsidiaries	334,840	437,732
Associates of Chinalco	917	1,511
Joint ventures	527,744	561,508
Associates	9,789	10,562

	873,290	1,011,313

Other payables and accrued liabilities
Chinalco and its subsidiaries	1,810,514	2,193,782
Associates of Chinalco	17,056	1,019
Associates	80,012	28,424
Joint ventures	73,823	3,940

	1,981,405	2,227,165

Contract liabilities:
Chinalco and its subsidiaries	29,210	17,460
Associates of Chinalco	—	13,453
Associates	223	79
Joint ventures	56,010	519
Non-controlling shareholder of a subsidiary and its subsidiaries	—	656

	85,443	32,167

Summary of compensation of key management personnel

	December 31, 2018	December 31, 2019	December 31, 2020
Fees	756	780	683
Basic salaries, housing fund, other allowances and benefits in kind	3,953	6,945	6,081
Pension costs	482	715	30

	5,191	8,440	6,794